Supplemental Cash Flow Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Supplemental Cash Flow Information [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
The following table (in millions) provides supplemental disclosure of cash flow information:

	Three Months Ended March 31,
	2017	2016
Cash paid during the period for interest, net of amounts capitalized	$154	$27
Non-cash distributions to affiliates for conveyance of assets	—	253

The following table (in thousands) provides supplemental disclosure of cash flow information:

	Year Ended December 31,
	2016	2015	2014
Cash paid during the period for interest, net of amounts capitalized	$74,519	$—	$—
Non-cash distributions to affiliates for conveyance of assets	252,802	90,645	745
Other non-cash distribution to affiliates	—	149	—
Non-cash conveyance of assets to non-affiliate	—	13,169	—